Reinsurance - Effects of Reinsurance (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Premiums Earned, Net [Abstract]
Direct		$ 8,365
Assumed		38
Ceded		(219)
Net premiums		8,184
Policyholder Benefits and Claims Incurred, Net [Abstract]
Direct		6,773
Assumed		32
Ceded		(211)
Net benefit costs	$ 6,594	$ 6,594	$ 2,810	$ 2,179